Property and Equipment, Net (Tables)	6 Months Ended
Dec. 31, 2022
Deposits for Plant, Property and Equipment [Abstract]
Schedule of property and equipment
	December 31, 2022	June 30, 2022
	(unaudited)
Building	$894,340	$930,695
Office and electronic equipment	10,553,571	687,040
Vehicles	528,619	561,918
Leasehold improvements	1,014,449	1,056,670
Less: accumulated depreciation	(1,903,870)	(616,627)
Total	$11,087,109	$2,619,696